SCHWAB

GOVERNMENT CASH RESERVES



     December 31, 2001
     ANNUAL REPORT




                                                           [CHARLES SCHWAB LOGO]

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

The events of September 11, 2001 will weigh on our minds for years to come. Amid the nation's uncertainties, a few things remain clear. We must continue to reach out and help the distressed, offer support, and take steps to rebuild and create the best possible future for generations to come.

It's also clear that America remains strong, as do its institutions. While the nation's financial system has been deeply affected, the system's foundation is strong.

The message for investors remains consistent: the basic rules of investing still apply. Just as in the past, a long-term strategy and a diversified portfolio are still the most important factors in pursuing your financial goals.

By investing in SchwabFunds(R), you have already taken an important step in building a portfolio that can help you achieve your financial goals. Thank you for the trust you've placed in SchwabFunds.


Sincerely,

/s/ Charles Schwab
------------------
Charles Schwab



SCHWAB
Government Cash Reserves



ANNUAL REPORT
January 1, 2001 - December 31, 2001

     1   Market Overview

     5   Schwab Government
         Cash Reserves

    14   Financial Notes

    18   Fund Trustees

         ----------------------------------------------------------------------

    21   HOW TO READ THIS REPORT

         An illustrated guide to the financials, along with a glossary.

-------------------------------------------------------------------------------
Subject to SEC approval, all SchwabFunds may soon be able to borrow from, and lend to, each other. This should allow the SchwabFunds to lower borrowing costs and earn more interest than they otherwise would.
-------------------------------------------------------------------------------

MARKET OVERVIEW

ECONOMY FLAGS, EVEN BEFORE 9/11; FED CUTS INTEREST RATES 11 TIMES.

[PHOTO OF MAN AND WOMAN]

After ten years of nearly nonstop growth, the U.S. economy fell into a recession in 2001. Although Gross Domestic Product (GDP) remained positive until the third quarter, the National Bureau of Economic Research, a widely recognized independent panel, later determined that the recession had begun as early as March.

Stocks, which were already well below their all-time highs as the year began, continued to flounder, and, for the most part, ended 2001 down significantly.

Responding to economic and market weakness, the Federal Reserve Board (the Fed) lowered interest rates aggressively throughout the year, reducing the benchmark Fed Funds Rate from 6.50% to 1.75%. Because the main effects of a rate cut typically are not felt until about six months later, it is not yet clear how much stimulus the most recent cuts will provide. In the meantime, the economy has had to contend not only with a recession but also with the costs and uncertainty resulting from the tragic events of September 11.


ASSET CLASS PERFORMANCE COMPARISON  % RETURNS DURING THE REPORTING PERIOD

This graph compares the performance of various asset classes during the reporting period.


[LINE GRAPH]


                  Lehman Aggregate       MSCI EAFE          Russell 2000          S&P 500               3-Mo
                     Bond Index            Index               Index               Index               T-Bills
29-Dec-00                  0                   0                   0                   0                   0
05-Jan-01               1.37                0.21               -4.21               -1.66                0.25
12-Jan-01               0.36                -1.5                0.49               -0.15                 0.3
19-Jan-01               0.96               -0.67                0.99                1.69                 0.4
26-Jan-01               0.88               -1.19                3.19                2.63                0.51
02-Feb-01               1.62               -0.95                 3.7                2.29                0.61
09-Feb-01               1.73               -3.91                2.91               -0.34                 0.7
16-Feb-01               1.46                -5.2                 5.4               -1.35                 0.8
23-Feb-01               1.62               -8.29               -1.09               -5.57                0.91
02-Mar-01               2.32               -8.06               -1.19               -6.33                   1
09-Mar-01                2.6               -7.26               -1.83               -6.39                1.12
16-Mar-01               3.32              -14.35                -8.4              -12.68                1.23
23-Mar-01               3.34              -15.21               -8.07              -13.49                1.33
30-Mar-01               3.03              -13.52                -6.5              -11.85                1.43
06-Apr-01               3.41              -12.23               -9.77              -14.27                1.58
13-Apr-01               2.52              -10.58               -5.52              -10.09                1.63
20-Apr-01               2.51               -8.48               -3.08               -5.57                1.76
27-Apr-01               2.51               -7.89                0.54               -4.81                1.82
04-May-01               3.44               -6.91                2.43               -3.72                 1.9
11-May-01               2.29               -8.18                1.32               -5.31                1.96
18-May-01               2.92               -7.92                5.28               -1.78                2.06
25-May-01               2.64               -8.85                5.79               -2.85                2.12
01-Jun-01               3.42              -11.26                4.38               -4.01                2.18
08-Jun-01               3.56              -10.98                6.47               -3.68                2.25
15-Jun-01               4.14              -13.73                3.07               -7.54                2.35
22-Jun-01               4.72              -14.38                1.74               -6.69                2.42
29-Jun-01               3.61              -14.63                6.86                -6.7                2.47
06-Jul-01               3.93              -17.72                0.58               -9.28                2.53
13-Jul-01               4.49              -17.21                2.09               -7.36                2.59
20-Jul-01               5.27              -17.47                 1.7               -7.74                2.67
27-Jul-01               5.58              -17.64                1.12               -8.12                2.73
03-Aug-01               5.44              -15.18                1.58               -7.39                2.79
10-Aug-01               6.11              -17.18               -0.81               -9.23                2.87
17-Aug-01                6.6               -16.7               -0.75              -11.38                2.94
24-Aug-01               6.53              -15.66                0.34               -9.63                2.99
31-Aug-01               7.13              -18.37               -2.19               -13.4                3.05
07-Sep-01               7.28              -22.53               -7.05              -17.05                3.14
14-Sep-01               8.04              -27.41               -7.94              -16.54                3.16
21-Sep-01               7.71               -32.5              -20.84              -26.22                3.44
28-Sep-01               8.38               -26.7              -15.36               -20.4                3.48
05-Oct-01               8.97              -24.51              -13.22              -18.07                3.55
12-Oct-01               8.53              -23.52              -10.36              -16.52                3.58
19-Oct-01               9.05              -25.31              -10.95              -17.91                3.63
26-Oct-01               9.53              -22.92               -8.24              -15.53                3.68
02-Nov-01              10.19              -23.95               -9.37              -16.78                3.75
09-Nov-01               10.7              -22.32               -8.29              -14.24                3.82
16-Nov-01               8.43              -21.82                -5.5              -12.83                3.83
23-Nov-01               8.07              -22.13                  -4              -11.95                3.85
30-Nov-01               9.13              -21.99               -3.48              -12.66                3.91
07-Dec-01               7.52              -20.78                0.83              -11.21                3.95
14-Dec-01               7.55              -23.67               -1.21              -13.91                3.97
21-Dec-01               8.02              -23.35                1.47              -12.24                4.02
28-Dec-01                8.3              -22.12                2.14              -11.97                4.04

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX:  measures the U.S. bond market

S&P 500(R)INDEX:  measures U.S. large-cap stocks

RUSSELL 2000(R)INDEX:  measures U.S. small-cap stocks

MSCI-EAFE(R)INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

MARKET OVERVIEW Continued

DOWNTURN IS WIDESPREAD; JOBLESS RATE UP FROM RECORD LOWS.

[PHOTO OF MAN]

After falling so low in 2000 that many feared the return of inflation, the U.S. unemployment rate began rising rapidly. By the end of the reporting period, it was at 5.8%, its highest level in over six years. Job losses have affected almost all industries, with manufacturing among the hardest hit.

On a positive note, inflation has remained low. Employers have enjoyed strong worker productivity, which has helped stabilize labor costs and consumer prices.

--------------------------------------------------------------------------------
Although unemployment may continue to rise, it is not especially high by historical standards.
--------------------------------------------------------------------------------

RATE CUTS DRIVE YIELDS DOWN; STOCKS SLUMP, BOND PRICES RISE.

The Fed's series of interest rate cuts during 2001 meant steady downward pressure on money market yields. In spite of this, money market funds remained popular with investors seeking alternatives with lower risk at a time when stock markets and the economy were retreating.

In equity markets, the decline that began in the last quarter of 2000 continued throughout 2001. As many Internet start-ups began to downsize or go
--------------------------------------------------------------------------------

ECONOMIC FACTORS AND THEIR EFFECTS ON THIS FUND.

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.

REAL GDP GROWTH

Annualized growth rate for each quarter shown


Strong auto sales and government spending resulted in a surprising preliminary figure for Q4 2001 GDP of 0.2%. Traditionally, a recession is two negative quarters in a row, which could still occur if Q4 GDP is revised downward.

[BAR CHART]


Q1 1992        3.8
Q2 1992        3.8
Q3 1992        3.1
Q4 1992        5.4
Q1 1993       -0.1
Q2 1993        2.5
Q3 1993        1.8
Q4 1993        6.2
Q1 1994        3.4
Q2 1994        5.7
Q3 1994        2.2
Q4 1994          5
Q1 1995        1.5
Q2 1995        0.8
Q3 1995        3.1
Q4 1995        3.2
Q1 1996        2.9
Q2 1996        6.8
Q3 1996          2
Q4 1996        4.6
Q1 1997        4.4
Q2 1997        5.9
Q3 1997        4.2
Q4 1997        2.8
Q1 1998        6.1
Q2 1998        2.2
Q3 1998        4.1
Q4 1998        6.7
Q1 1999        3.1
Q2 1999        1.7
Q3 1999        4.7
Q4 1999        8.3
Q1 2000        2.3
Q2 2000        5.7
Q3 2000        1.3
Q4 2000        1.9
Q1 2001        1.3
Q2 2001        0.3
Q3 2001       -1.3
Q4 2001          0

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see an increase in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.
--------------------------------------------------------------------------------
under, the technology sector collapsed. By the end of the year, markets had more than regained the ground lost after September 11, but many industries, especially airlines, hotels and entertainment, remain weak.

In contrast, bonds continued to perform well. Strong demand from investors fleeing the stock market and the Fed's interest rate cuts were two main factors in pushing bond prices higher (and yields lower). A third factor was the U.S. Treasury's decision to use part of the vanishing budget surplus to buy back its own bonds, which reduced the supply of Treasuries.

-------------------------------------------------------------------------------
   We expect interest rates and money market yields to rise when signs of an economic recovery materialize.
-------------------------------------------------------------------------------

LOOKING AHEAD: RECOVERY LIKELY IN 2002, BUT MAY BE LACKLUSTER.

Many uncertainties still linger from September 11 and the ongoing war on terrorism. Further attacks on U.S. targets could hurt the economy or reverse the stock market's Q4 2001 gains. A decline in consumer spending (which so far has remained relatively strong) would be damaging as well. A further risk could be a rise in petroleum prices, which might occur if the antiterrorism coalition were to lose support from some Middle Eastern countries.

-------------------------------------------------------------------------------

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

After a decade of declines, unemployment rose dramatically during the report period. At the end of 2001, it stood at 5.8%--nearly two percentage points above its three-decade low of 3.9% in 2000.

[LINE GRAPH]

Dec-91                    7.3
Jan-92                    7.3
Feb-92                    7.4
Mar-92                    7.4
Apr-92                    7.4
May-92                    7.6
Jun-92                    7.8
Jul-92                    7.7
Aug-92                    7.6
Sep-92                    7.6
Oct-92                    7.3
Nov-92                    7.4
Dec-92                    7.4
Jan-93                    7.3
Feb-93                    7.1
Mar-93                      7
Apr-93                    7.1
May-93                    7.1
Jun-93                      7
Jul-93                    6.9
Aug-93                    6.8
Sep-93                    6.7
Oct-93                    6.8
Nov-93                    6.6
Dec-93                    6.5
Jan-94                    6.8
Feb-94                    6.6
Mar-94                    6.5
Apr-94                    6.4
May-94                    6.1
Jun-94                    6.1
Jul-94                    6.3
Aug-94                      6
Sep-94                    5.8
Oct-94                    5.8
Nov-94                    5.6
Dec-94                    5.5
Jan-95                    5.6
Feb-95                    5.4
Mar-95                    5.3
Apr-95                    5.8
May-95                    5.8
Jun-95                    5.6
Jul-95                    5.6
Aug-95                    5.7
Sep-95                    5.6
Oct-95                    5.5
Nov-95                    5.7
Dec-95                    5.6
Jan-96                    5.6
Feb-96                    5.5
Mar-96                    5.6
Apr-96                    5.5
May-96                    5.6
Jun-96                    5.3
Jul-96                    5.5
Aug-96                    5.1
Sep-96                    5.2
Oct-96                    5.2
Nov-96                    5.3
Dec-96                    5.4
Jan-97                    5.3
Feb-97                    5.3
Mar-97                    5.1
Apr-97                      5
May-97                    4.7
Jun-97                      5
Jul-97                    4.7
Aug-97                    4.9
Sep-97                    4.7
Oct-97                    4.7
Nov-97                    4.6
Dec-97                    4.7
Jan-98                    4.5
Feb-98                    4.6
Mar-98                    4.6
Apr-98                    4.3
May-98                    4.3
Jun-98                    4.5
Jul-98                    4.5
Aug-98                    4.5
Sep-98                    4.5
Oct-98                    4.5
Nov-98                    4.4
Dec-98                    4.3
Jan-99                    4.3
Feb-99                    4.4
Mar-99                    4.2
Apr-99                    4.3
May-99                    4.2
Jun-99                    4.3
Jul-99                    4.3
Aug-99                    4.2
Sep-99                    4.2
Oct-99                    4.1
Nov-99                    4.1
Dec-99                    4.1
Jan-00                      4
Feb-00                    4.1
Mar-00                    4.1
Apr-00                    3.9
May-00                    4.1
Jun-00                      4
Jul-00                      4
Aug-00                    4.1
Sep-00                    3.9
Oct-00                    3.9
Nov-00                      4
Dec-00                      4
Jan-01                    4.2
Feb-01                    4.2
Mar-01                    4.3
Apr-01                    4.5
May-01                    4.4
Jun-01                    4.5
Jul-01                    4.5
Aug-01                    4.9
Sep-01                    4.9
Oct-01                    5.4
Nov-01                    5.6
Dec-01                    5.8

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.


Data source: Bloomberg L.P.

MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 1.6% for 2001 (2.7% if food and energy are excluded). ECI rose 4.1% over the same period. Both measures show that inflation remained low by historical standards.


[LINE GRAPH]

                       CONSUMER
                      PRICE INDEX
DATE                   (MONTHLY)
Dec-91                    3.1
Jan-92                    2.6
Feb-92                    2.8
Mar-92                    3.2
Apr-92                    3.2
May-92                      3
Jun-92                    3.1
Jul-92                    3.2
Aug-92                    3.1
Sep-92                      3
Oct-92                    3.2
Nov-92                      3
Dec-92                    2.9
Jan-93                    3.3
Feb-93                    3.2
Mar-93                    3.1
Apr-93                    3.2
May-93                    3.2
Jun-93                      3
Jul-93                    2.8
Aug-93                    2.8
Sep-93                    2.7
Oct-93                    2.8
Nov-93                    2.7
Dec-93                    2.7
Jan-94                    2.5
Feb-94                    2.5
Mar-94                    2.5
Apr-94                    2.4
May-94                    2.3
Jun-94                    2.5
Jul-94                    2.8
Aug-94                    2.9
Sep-94                      3
Oct-94                    2.6
Nov-94                    2.7
Dec-94                    2.7
Jan-95                    2.8
Feb-95                    2.9
Mar-95                    2.9
Apr-95                    3.1
May-95                    3.2
Jun-95                      3
Jul-95                    2.8
Aug-95                    2.6
Sep-95                    2.5
Oct-95                    2.8
Nov-95                    2.6
Dec-95                    2.5
Jan-96                    2.7
Feb-96                    2.7
Mar-96                    2.8
Apr-96                    2.9
May-96                    2.9
Jun-96                    2.8
Jul-96                      3
Aug-96                    2.9
Sep-96                      3
Oct-96                      3
Nov-96                    3.3
Dec-96                    3.3
Jan-97                      3
Feb-97                      3
Mar-97                    2.8
Apr-97                    2.5
May-97                    2.2
Jun-97                    2.3
Jul-97                    2.2
Aug-97                    2.2
Sep-97                    2.2
Oct-97                    2.1
Nov-97                    1.8
Dec-97                    1.7
Jan-98                    1.6
Feb-98                    1.4
Mar-98                    1.4
Apr-98                    1.4
May-98                    1.7
Jun-98                    1.7
Jul-98                    1.7
Aug-98                    1.6
Sep-98                    1.5
Oct-98                    1.5
Nov-98                    1.5
Dec-98                    1.6
Jan-99                    1.7
Feb-99                    1.6
Mar-99                    1.7
Apr-99                    2.3
May-99                    2.1
Jun-99                      2
Jul-99                    2.1
Aug-99                    2.3
Sep-99                    2.6
Oct-99                    2.6
Nov-99                    2.6
Dec-99                    2.7
Jan-00                    2.7
Feb-00                    3.2
Mar-00                    3.7
Apr-00                      3
May-00                    3.1
Jun-00                    3.7
Jul-00                    3.7
Aug-00                    3.4
Sep-00                    3.5
Oct-00                    3.4
Nov-00                    3.4
Dec-00                    3.4
Jan-01                    3.7
Feb-01                    3.5
Mar-01                    2.9
Apr-01                    3.3
May-01                    3.6
Jun-01                    3.2
Jul-01                    2.7
Aug-01                    2.7
Sep-01                    2.6
Oct-01                    2.1
Nov-01                    1.9
Dec-01                    1.6

                       EMPLOYMENT
                       COST INDEX
DATE                   (QUARTERLY)
Mar-92                      4
Jun-92                    3.6
Sep-92                    3.5
Dec-92                    3.5
Mar-93                    3.5
Jun-93                    3.6
Sep-93                    3.6
Dec-93                    3.5
Mar-94                    3.2
Jun-94                    3.2
Sep-94                    3.2
Dec-94                      3
Mar-95                    2.9
Jun-95                    2.9
Sep-95                    2.7
Dec-95                    2.7
Mar-96                    2.8
Jun-96                    2.9
Sep-96                    2.8
Dec-96                    2.9
Mar-97                    2.9
Jun-97                    2.8
Sep-97                      3
Dec-97                    3.3
Mar-98                    3.3
Jun-98                    3.5
Sep-98                    3.7
Dec-98                    3.4
Mar-99                      3
Jun-99                    3.2
Sep-99                    3.1
Dec-99                    3.4
Mar-00                    4.3
Jun-00                    4.4
Sep-00                    4.3
Dec-00                    4.1
Mar-01                    4.1
Jun-01                    3.9
Sep-01                    4.1
Dec-01                    4.1

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.


Data source: Bloomberg L.P.
-------------------------------------------------------------------------------

MARKET OVERVIEW Continued



[PHOTO OF AMERICAN FLAG]


Whether or not an economic recovery occurs in 2002, we expect that unemployment may continue to rise during the first half of the year, because it typically lags other economic factors. Other indicators, such as new orders and investor sentiment, indicate that the economy appears to be shifting back into gear, if somewhat slowly and tentatively.

--------------------------------------------------------------------------------
After marking a low on September 21 in the wake of the terrorist attacks, the S&P 500 Index(R) rose about 20% by the end of 2001.
--------------------------------------------------------------------------------
                                                       Source: Standard & Poor's



Although we suspect the worst may be over for now as far as the U.S. economy is concerned, no one can predict with certainty that a recovery will occur in 2002, or how strong it might be if it does occur. We would not be surprised to see economic indicators and investor sentiment looking healthier by mid-02, but see little reason to expect a quick turnaround.

--------------------------------------------------------------------------------

YIELDS OF U.S. TREASURY SECURITIES
Effective yields of ten-year and five-year Treasuries

For most of 2001, Treasury prices soared and yields plunged as investors sought security in the face of economic and stock market declines. Falling interest rates and a decreasing supply of Treasuries aided this trend.


[LINE GRAPH]

DATE                       5 YEAR TREASURIES        10-YEAR TREASURIES
31-Dec-91                        6.7                       5.93
31-Jan-92                        7.27                      6.43
29-Feb-92                        7.25                      6.56
31-Mar-92                        7.53                      6.92
30-Apr-92                        7.58                      6.88
31-May-92                        7.32                       6.6
30-Jun-92                        7.12                      6.27
31-Jul-92                        6.71                      5.82
31-Aug-92                         6.6                      5.58
30-Sep-92                        6.35                      5.32
31-Oct-92                        6.79                      5.89
30-Nov-92                        6.94                      6.22
31-Dec-92                        6.69                      5.99
31-Jan-93                        6.36                      5.55
28-Feb-93                        6.02                      5.21
31-Mar-93                        6.02                      5.24
30-Apr-93                        6.01                      5.11
31-May-93                        6.15                      5.37
30-Jun-93                        5.78                      5.05
31-Jul-93                        5.81                      5.15
31-Aug-93                        5.45                      4.79
30-Sep-93                        5.38                      4.77
31-Oct-93                        5.43                      4.85
30-Nov-93                        5.82                      5.16
31-Dec-93                        5.79                      5.21
31-Jan-94                        5.64                      5.02
28-Feb-94                        6.13                      5.57
31-Mar-94                        6.74                      6.23
30-Apr-94                        7.04                      6.64
31-May-94                        7.15                      6.76
30-Jun-94                        7.32                      6.95
31-Jul-94                        7.11                      6.73
31-Aug-94                        7.17                       6.8
30-Sep-94                         7.6                      7.28
31-Oct-94                        7.81                      7.49
30-Nov-94                        7.91                      7.79
31-Dec-94                        7.82                      7.83
31-Jan-95                        7.58                      7.51
28-Feb-95                         7.2                      7.04
31-Mar-95                         7.2                      7.07
30-Apr-95                        7.06                      6.88
31-May-95                        6.28                      6.05
30-Jun-95                         6.2                      5.97
31-Jul-95                        6.43                      6.16
31-Aug-95                        6.28                      6.07
30-Sep-95                        6.18                      6.02
31-Oct-95                        6.02                      5.81
30-Nov-95                        5.74                      5.52
31-Dec-95                        5.57                      5.38
31-Jan-96                        5.58                      5.24
29-Feb-96                         6.1                      5.73
31-Mar-96                        6.33                      6.09
30-Apr-96                        6.67                      6.41
31-May-96                        6.85                      6.63
30-Jun-96                        6.71                      6.46
31-Jul-96                        6.79                      6.57
31-Aug-96                        6.94                      6.73
30-Sep-96                         6.7                      6.46
31-Oct-96                        6.34                      6.07
30-Nov-96                        6.04                      5.83
31-Dec-96                        6.42                      6.21
31-Jan-97                        6.49                      6.25
28-Feb-97                        6.55                      6.39
31-Mar-97                         6.9                      6.75
30-Apr-97                        6.72                      6.57
31-May-97                        6.66                       6.5
30-Jun-97                         6.5                      6.38
31-Jul-97                        6.01                       5.9
31-Aug-97                        6.34                      6.22
30-Sep-97                         6.1                      5.99
31-Oct-97                        5.83                      5.71
30-Nov-97                        5.87                      5.84
31-Dec-97                        5.74                      5.71
31-Jan-98                        5.51                      5.38
28-Feb-98                        5.62                      5.59
31-Mar-98                        5.65                      5.62
30-Apr-98                        5.67                      5.64
31-May-98                        5.55                      5.55
30-Jun-98                        5.45                      5.47
31-Jul-98                        5.49                       5.5
31-Aug-98                        4.98                       4.8
30-Sep-98                        4.42                      4.22
31-Oct-98                        4.61                      4.23
30-Nov-98                        4.71                      4.48
31-Dec-98                        4.65                      4.54
31-Jan-99                        4.65                      4.55
28-Feb-99                        5.29                      5.22
31-Mar-99                        5.24                       5.1
30-Apr-99                        5.35                      5.21
31-May-99                        5.62                      5.58
30-Jun-99                        5.78                      5.65
31-Jul-99                         5.9                      5.79
31-Aug-99                        5.97                      5.87
30-Sep-99                        5.88                      5.75
31-Oct-99                        6.02                      5.96
30-Nov-99                        6.19                      6.11
31-Dec-99                        6.44                      6.34
31-Jan-00                        6.67                      6.68
29-Feb-00                        6.41                       6.6
31-Mar-00                           6                      6.31
30-Apr-00                        6.21                      6.54
31-May-00                        6.27                      6.52
30-Jun-00                        6.03                      6.19
31-Jul-00                        6.03                      6.15
31-Aug-00                        5.73                      5.97
30-Sep-00                         5.8                      5.85
31-Oct-00                        5.75                      5.81
30-Nov-00                        5.47                      5.43
31-Dec-00                        5.11                      4.98
31-Jan-01                        5.11                      4.77
28-Feb-01                         4.9                      4.66
31-Mar-01                        4.92                      4.56
30-Apr-01                        5.34                      4.89
31-May-01                        5.38                      4.91
30-Jun-01                        5.41                      4.95
31-Jul-01                        5.05                      4.53
31-Aug-01                        4.83                      4.38
30-Sep-01                        4.59                       3.8
31-Oct-01                        4.23                      3.48
30-Nov-01                        4.75                      4.06
31-Dec-01                        5.05                       4.3

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.


Data source: Bloomberg L.P.

SHORT-TERM RATES

Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

Paced by the Fed's year-long series of interest rate cuts, short-term yields declined during the report period, although the downward trend halted during December, potentially indicating a bottom.

[LINE GRAPH]

WEEKLY                       3 MONTH BILL                 90-DAY
31-Dec-00                         5.9                      6.28
05-Jan-01                        5.12                      5.85
12-Jan-01                        5.32                      5.48
19-Jan-01                        5.24                      5.43
26-Jan-01                        5.17                      5.34
02-Feb-01                        5.09                       5.2
09-Feb-01                        5.05                      5.21
16-Feb-01                        4.98                      5.16
23-Feb-01                        4.89                      5.14
02-Mar-01                        4.84                       4.9
09-Mar-01                        4.71                      4.89
16-Mar-01                        4.53                      4.76
23-Mar-01                        4.34                      4.65
30-Mar-01                        4.29                      4.73
06-Apr-01                        3.93                      4.63
13-Apr-01                           4                      4.58
20-Apr-01                        3.76                      4.24
27-Apr-01                        3.85                      4.17
04-May-01                        3.73                      4.08
11-May-01                        3.74                      3.89
18-May-01                        3.59                      3.85
25-May-01                        3.66                      3.81
01-Jun-01                        3.66                      3.85
08-Jun-01                        3.64                      3.73
15-Jun-01                         3.5                      3.68
22-Jun-01                        3.44                      3.56
29-Jun-01                        3.66                      3.63
06-Jul-01                        3.64                      3.64
13-Jul-01                        3.62                       3.6
20-Jul-01                        3.51                      3.56
27-Jul-01                        3.53                      3.53
03-Aug-01                        3.52                      3.53
10-Aug-01                        3.42                      3.45
17-Aug-01                        3.37                      3.42
24-Aug-01                        3.45                      3.35
31-Aug-01                        3.37                      3.33
07-Sep-01                        3.25                      3.29
14-Sep-01                        2.73                       3.1
21-Sep-01                        2.25                      2.39
28-Sep-01                        2.37                      2.38
05-Oct-01                        2.18                      2.38
12-Oct-01                        2.25                      2.31
19-Oct-01                         2.2                      2.23
26-Oct-01                        2.15                      2.18
02-Nov-01                        2.05                      2.06
09-Nov-01                        1.84                      1.81
16-Nov-01                        1.95                      1.98
23-Nov-01                        1.96                      2.02
30-Nov-01                        1.73                      1.89
07-Dec-01                         1.7                       1.8
14-Dec-01                        1.72                      1.74
21-Dec-01                         1.7                      1.78
28-Dec-01                        1.72                      1.78
31-Dec-01                        1.73                      1.79

Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.


Data source: Bloomberg L.P.
--------------------------------------------------------------------------------

SCHWAB

GOVERNMENT CASH RESERVES


[PHOTO OF KAREN WIGGAN]


   "Falling interest rates made it a difficult year for money funds, but we were able to keep yields competitive by lengthening the fund's average maturity."

Portfolio Manager
Karen Wiggan

KAREN WIGGAN, a portfolio manager, has been responsible for day-to-day management of the fund since 1999. She joined the firm in 1987 and has been working in fixed income portfolio management for over seven years.

TICKER SYMBOL     SWHXX

-------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
-------------------------------------------------------------------------------

THIS FUND HAS BEEN DESIGNED TO BE A CONVENIENT SWEEP INVESTMENT FOR THE SCHWAB ACCESS(TM) ACCOUNT, AND SEEKS CURRENT MONEY MARKET YIELDS WHILE PROVIDING AN ADDED MARGIN OF SAFETY THROUGH A PORTFOLIO OF U.S. GOVERNMENT SECURITIES.

MANAGER'S PERSPECTIVE

THE YEAR 2001 WAS ONE OF THE MOST DIFFICULT FOR FINANCIAL MARKETS IN RECENT MEMORY. Stock prices tumbled and the economy contracted, with further damage done by the events of September 11. Seeking to revitalize the economy, the Fed launched an unprecedented series of rate cuts that spanned the entire year, ultimately bringing the Federal Funds target rate to 1.75%, a 40-year low.

THE SUPPLY OF U.S. GOVERNMENT DISCOUNT NOTES REMAINED STRONG FOLLOWING THE SEPTEMBER ATTACKS. Government agencies continued to redeem callable securities with high interest rates and refinance them with lower yielding short-term instruments. Anticipating economic weakness and declining interest rates, we invested in securities with longer maturities. Throughout the year, the fund maintained a dollar-weighted average maturity that was longer than that of the fund's peer group. This strategy enabled the fund to lock in yields for longer periods, which benefited the fund as yields continued to decline over the course of the year.

EXPECTATIONS OF AN ECONOMIC RECOVERY IN 2002 ARE GAINING MOMENTUM. A stronger economy is likely to lead to a rise in interest rates and yields. As a result, we have begun to shorten our dollar-weighted average maturity, in order to enhance the fund's ability to benefit from any increases in interest rates.

SCHWAB GOVERNMENT CASH RESERVES

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 as of 12/31/01

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

-------------------------------------------------------------------------------
Seven-Day Yield                                                        1.05%
-------------------------------------------------------------------------------
Seven-Day Effective Yield                                              1.05%
-------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the year

Money Funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).


[LINE GRAPH]


                                 Government Cash
                                 Reserves Fund
31-Dec-00                          46
31-Jan-01                          57
28-Feb-01                          59
30-Mar-01                          59
30-Apr-01                          57
31-May-01                          58
30-Jun-01                          50
31-Jul-01                          52
31-Aug-01                          54
28-Sep-01                          55
31-Oct-01                          58
30-Nov-01                          62
31-Dec-01                          60

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.


PORTFOLIO COMPOSITION 2 as of 12/31/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY SECURITY TYPE

[PIE CHART]

1.   52.1%     U.S. Government Discount Notes

2.   41.1%     Repurchase Agreements

3.    6.8%     U.S. Government Coupon Notes

BY CREDIT QUALITY

[PIE CHART]

1.   100.0%    Tier 1


2 Composition of the fund's portfolio is as of 12/31/01 and is not indicative of holdings after that date.

SCHWAB GOVERNMENT CASH RESERVES -- FINANCIALS

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. These figures have been audited by PricewaterhouseCoopers LLP.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                               1/1/01-    1/1/00-    1/1/99-   4/1/98 4-
                                              12/31/01   12/31/00   12/31/99  12/31/98
----------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
----------------------------------------------------------------------------------------
 Net asset value at beginning of period         1.00       1.00       1.00       1.00
                                               -----------------------------------------
 Income from investment operations:
     Net investment income                      0.03       0.05       0.04       0.03
                                               -----------------------------------------
 Less distributions:
     Dividends from net investment income      (0.03)     (0.05)     (0.04)     (0.03)
                                               -----------------------------------------
 Net asset value at end of period               1.00       1.00       1.00       1.00
                                               =========================================
 Total return (%)                               3.08       5.33       4.28       3.46 2

 RATIOS/SUPPLEMENTAL DATA (%)
 ---------------------------------------------------------------------------------------
 Ratio of net operating expenses to
  average net assets                            1.25       1.13 3     0.95       0.95 1
 Expense reductions reflected in above ratio    0.25       0.33       0.14       0.77 1
 Ratio of net investment income to
  average net assets                            2.99       5.24       4.34       4.41 1
 Net assets, end of period ($ x 1,000,000)       562        412        198         25

1  Annualized.

2  Not annualized.

3 Would have been 1.14% if certain non-routine expenses (proxy fees) had been included.

4  Commencement of operations.


See the Financial Notes, which are integral to this information.

SCHWAB GOVERNMENT CASH RESERVES -- FINANCIALS

PORTFOLIO HOLDINGS
As of December 31, 2001.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

  58.9%   FIXED RATE - U.S. GOVERNMENT SECURITIES
          Market Value:  $330,645
          Cost:  $330,645

  41.1%   OTHER INVESTMENTS
          Market Value:  $230,945
          Cost:  $230,945
-------------------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value:  $561,590
          Cost:  $561,590


ISSUER                                              FACE VALUE        MKT. VALUE
RATE, MATURITY DATE                                 ($ x 1,000)       ($ x 1,000)

FIXED-RATE - U.S. GOVERNMENT SECURITIES
58.9% of investments

DISCOUNT NOTES  52.1%
--------------------------------------------------------------------------------
FANNIE MAE

1.82%, 01/04/02                                        5,000            4,999
2.30%, 01/10/02                                        5,000            4,997
3.22%, 01/10/02                                        5,000            4,996
2.12%, 01/24/02                                        5,000            4,993
3.54%, 01/24/02                                        5,000            4,989
2.05%, 01/31/02                                        7,000            6,988
1.76%, 02/07/02                                        1,690            1,687
1.88%, 02/07/02                                        1,157            1,155
1.70%, 02/13/02                                        2,000            1,996
2.01%, 02/25/02                                        1,850            1,844
3.22%, 03/07/02                                        5,000            4,971
1.81%, 03/14/02                                        1,821            1,814
1.76%, 03/20/02                                        1,857            1,850
1.78%, 03/20/02                                        2,895            2,884
2.33%, 03/21/02                                        5,000            4,975
1.76%, 03/28/02                                        4,494            4,475
1.86%, 04/18/02                                        2,000            1,989
1.85%, 04/25/02                                        2,080            2,068
1.79%, 05/03/02                                        1,294            1,286
1.80%, 05/16/02                                        5,000            4,966
3.93%, 05/31/02                                        7,000            6,890
2.00%, 08/09/02                                        2,000            1,976
3.57%, 08/23/02                                        3,000            2,933
2.28%, 11/01/02                                        2,000            1,962
2.24%, 11/15/02                                        1,070            1,049
2.22%, 11/29/02                                        3,000            2,940
2.25%, 11/29/02                                        1,000              980
2.24%, 12/13/02                                        3,000            2,937

FEDERAL FARM CREDIT BANK
2.30%, 12/18/02                                        1,571            1,537

FEDERAL HOME LOAN BANK
1.85%, 01/07/02                                        2,713            2,712
1.75%, 01/11/02                                        5,000            4,998
1.76%, 01/16/02                                        5,000            4,996
2.23%, 01/18/02                                        5,000            4,995
1.80%, 01/25/02                                        4,000            3,995
2.01%, 02/01/02                                        2,780            2,775
2.00%, 02/06/02                                       10,000            9,980
1.86%, 02/12/02                                        3,000            2,993
1.76%, 02/15/02                                        3,012            3,005


See the Financial Notes, which are integral to this information.

ISSUER                                                FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)
4.39%, 03/18/02                                          1,224          1,213
2.00%, 03/27/02                                          2,000          1,991
2.02%, 04/01/02                                          1,675          1,667
2.32%, 04/12/02                                          3,445          3,423
2.13%, 04/17/02                                          4,000          3,975

FREDDIE MAC
1.70%, 01/08/02                                          4,028          4,027
2.11%, 01/15/02                                          1,000            999
2.28%, 01/17/02                                          5,000          4,995
1.85%, 01/18/02                                          1,000            999
2.27%, 01/25/02                                          2,250          2,247
2.30%, 01/25/02                                          4,514          4,507
2.68%, 01/30/02                                          5,000          4,989
2.01%, 01/31/02                                          2,000          1,997
4.84%, 01/31/02                                          3,551          3,537
1.71%, 02/07/02                                          2,400          2,396
2.02%, 02/07/02                                          5,000          4,990
2.27%, 02/08/02                                          4,790          4,779
1.75%, 02/12/02                                          9,750          9,730
1.80%, 02/14/02                                          2,680          2,674
1.86%, 02/14/02                                          1,200          1,197
1.98%, 02/14/02                                          3,000          2,993
1.77%, 02/15/02                                          1,000            998
4.51%, 02/20/02                                          3,000          2,982
1.81%, 02/25/02                                          4,000          3,989
1.82%, 02/28/02                                          4,244          4,232
1.76%, 03/07/02                                          5,104          5,088
1.83%, 03/15/02                                          2,900          2,889
1.99%, 03/15/02                                          2,525          2,515
2.02%, 03/15/02                                         10,000          9,959
3.38%, 03/15/02                                          3,129          3,108
1.76%, 03/27/02                                          3,499          3,485
4.56%, 03/28/02                                          5,000          4,948
3.74%, 04/19/02                                          2,150          2,127
1.98%, 04/25/02                                          5,000          4,969
1.85%, 04/26/02                                          1,000            994
4.04%, 05/01/02                                          2,000          1,974
1.87%, 06/03/02                                          1,782          1,768
3.75%, 06/20/02                                          5,000          4,915
3.83%, 06/26/02                                          2,000          1,964
3.74%, 07/01/02                                          3,083          3,027
2.29%, 07/18/02                                          2,509          2,478
3.71%, 07/18/02                                          3,000          2,941
2.01%, 09/12/02                                          2,248          2,217
2.24%, 09/25/02                                          2,099          2,065

ISSUER                                                FACE VALUE     MKT. VALUE
SECURITY                                              ($ x 1,000)    ($ x 1,000)
2.44%, 10/10/02                                          5,000          4,907
2.37%, 11/07/02                                          2,000          1,960
2.43%, 11/07/02                                          5,000          4,898
2.44%, 11/07/02                                          2,000          1,959
                                                                      ---------
                                                                      292,256
COUPON NOTES  6.8%
--------------------------------------------------------------------------------
FANNIE MAE
6.86%, 04/23/02                                          5,000          5,069
6.24%, 07/29/02                                          1,400          1,434
6.75%, 08/15/02                                          5,000          5,091
5.25%, 10/07/02                                          1,000          1,023

FEDERAL FARM CREDIT BANK
2.25%, 11/01/02                                          1,000            999
6.25%, 12/02/02                                          3,000          3,105

FEDERAL HOME LOAN BANK
5.25%, 04/25/02                                          9,775          9,807
6.75%, 05/01/02                                          8,825          8,914
6.11%, 09/24/02                                          1,000          1,028

FREDDIE MAC
6.25%, 10/15/02                                          1,862          1,919
                                                                       ------
                                                                       38,389

OTHER INVESTMENTS  41.1% of investments

                                                MATURITY VALUE      MKT. VALUE
SECURITY                                          ($ x 1,000)       ($ x 1,000)

REPURCHASE AGREEMENTS  41.1%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES, L.L.C.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.84%,issued 12/31/01,
 due 01/02/02                                        107,011          107,000

CREDIT SUISSE FIRST BOSTON CORP.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
1.82%,issued 12/31/01,
 due 01/02/02                                        108,956          108,945


See the Financial Notes, which are integral to this information.

SCHWAB GOVERNMENT CASH RESERVES -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of December 31, 2001.

                                                 MATURITY VALUE     MKT. VALUE
SECURITY                                          ($ x 1,000)       ($ x 1,000)
SALOMON SMITH BARNEY, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities
2.19%,issued 10/26/01,
  due 01/07/02                                       5,022             5,000

UBS PAINEWEBBER, INC.
Tri-Party Repurchase Agreement
Collateralized by U.S.Government
Securities
1.87%, issued 11/08/01,
  due 01/07/02                                       5,016             5,000
2.09%, issued 11/01/01,
  due 01/07/02                                       5,019             5,000
                                                                     -------
                                                                     230,945

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See the Financial Notes, which are integral to this information.

Statement of
ASSETS AND LIABILITIES
As of December 31, 2001.  All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                            $330,645 a
Repurchase agreements, at market value                                   230,945 a
Interest receivable                                                          563
Prepaid expenses                                                    +        189
                                                                    ------------
TOTAL ASSETS                                                             562,342

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to shareholders                                                  34
   Investment adviser and administrator fees                                   8
   Transfer agent and shareholder service fees                                21
   Transaction service fees                                                  607
Accrued expenses                                                    +         59
                                                                    ------------
TOTAL LIABILITIES                                                            729

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             562,342
TOTAL LIABILITIES                                                   -        729
                                                                    ------------
NET ASSETS                                                              $561,613


NET ASSETS BY SOURCE

Capital received from investors                                          561,614
Net realized capital losses                                                   (1)

NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS    /    OUTSTANDING   =    NAV
$561,613           561,614            $1.00

a The amortized cost for the fund's securities was $561,590.

FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                                 $561,590

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                    Loss amount
  2007                                                                        $1


                See the Financial Notes, which are integral to this information.

SCHWAB GOVERNMENT CASH RESERVES -- FINANCIALS


Statement of
OPERATIONS
For January 1, 2001 through December 31, 2001. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                 $21,098

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,891 a
Transfer agent and shareholder service fees                                2,239 b
Transaction service fees                                                   2,771 c
Trustees' fees                                                                24 d
Custodian and portfolio accounting fees                                      182
Professional fees                                                             24
Registration fees                                                            243
Shareholder reports                                                           83
Other expenses                                                      +          5
                                                                    ------------
Total expenses                                                             7,462
Expense reduction                                                   -      1,242 e
                                                                    ------------
NET EXPENSES                                                               6,220

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   21,098
NET EXPENSES                                                        -      6,220
                                                                    ------------
NET INVESTMENT INCOME                                                     14,878
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $14,878


a   Calculated on a graduated basis as a percentage of average daily net assets:
    0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For transaction services, Schwab receives a fee based on the number and type of transactions provided.

d   For the fund's independent trustees only.

e This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002, to 1.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


See the Financial Notes, which are integral to this information.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          1/1/01 - 12/31/01    1/1/00 - 12/31/00
                                          --------------------------------------
Net investment income                               $14,878              $15,501
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               14,878               15,501

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                $14,878              $15,501

TRANSACTIONS IN FUND SHARES a
--------------------------------------------------------------------------------
Shares sold                                       5,442,054            3,754,115
Shares reinvested                                    14,168               14,708
Shares redeemed                           +      (5,306,896)          (3,554,413)
                                          --------------------------------------
NET INCREASE                                        149,326              214,410

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                 412,287              197,877
Total increase                            +         149,326              214,410 b
                                          --------------------------------------
END OF PERIOD                                      $561,613             $412,287


a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                See the Financial Notes, which are integral to this information.

FINANCIAL NOTES


FINANCIAL NOTES

BUSINESS STRUCTURE OF THE FUNDS

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS,(TM) A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

--------------------------------------------------------------------------------
THE TRUST AND ITS FUNDS

This list shows all of the funds included in The Charles Schwab Family of Funds. The fund discussed in this report is highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund(R)
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Institutional Advantage Money Fund(R)
  Schwab Retirement Money Fund(R)
  Schwab Government Cash Reserves

--------------------------------------------------------------------------------

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

FINANCIAL NOTES


THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Government Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the "Fund") at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
February 8, 2002

FUND TRUSTEES (unaudited)

A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the fund covered in this report.

Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are the "interested trustees" listed in the first table. The "independent trustees" in the third table are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

Each of the SchwabFunds (of which there were 44 as of 12/31/01) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                      TRUST POSITION(S);
NAME AND BIRTHDATE    TRUSTEE SINCE              MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB     Chair. Trustee:            Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37               Family of Funds, 1989;     Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                      Investments, 1991;         Charles Schwab Investment Management, Inc.; Chair, Schwab Retirement
                      Capital Trust, 1993;       Plan Services, Inc.; until 7/01 Director, The Charles Schwab Trust Co.;
                      Annuity Portfolios, 1994.  Director, U.S. Trust Corp.; until 1/99, Chair, Director, Mayer &
                                                 Schweitzer, Inc. (securities brokerage subsidiary of The Charles Schwab
                                                 Corp.); Director, The Gap, Inc. (clothing retailer), Audiobase, Inc.
                                                 (Internet audio solutions), Vodafone AirTouch PLC (telecom), Siebel
                                                 Systems (software), Xign, Inc. (electronic payment systems).
-------------------------------------------------------------------------------------------------------------------------
JOHN P. COGHLAN       President, CEO.            Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, Enterprise
5/6/51                Trustee: 2000              President, Retirement Plan Services, Services for Investment Managers,
                      (all trusts).              Charles Schwab & Co., Inc.; CEO, Director, Charles Schwab Investment
                                                 Management, Inc.; President, CEO, Director, The Charles Schwab Trust
                                                 Co.; President, Director, Schwab Retirement Technologies, Inc.;
                                                 Director, Charles Schwab Asset Management (Ireland) Ltd., Charles Schwab
                                                 Worldwide Funds PLC, Performance Technologies, Inc., Schwab Retirement
                                                 Plan Services, Inc.
-------------------------------------------------------------------------------------------------------------------------
JEREMIAH H. CHAFKIN   EVP, COO. Trustee:         EVP, Asset Management Products and Services, Charles Schwab & Co.,
5/9/59                2000 (all trusts).         Inc.; President, COO, Charles Schwab Investment Management, Inc.;
                                                 Director, Charles Schwab Asset Management (Ireland) Ltd., Charles Schwab
                                                 Worldwide Funds PLC; until 9/99, Senior Managing Director, Bankers Trust
                                                 Co.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE    TRUST OFFICE(S) HELD     MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG         Treasurer, Principal     SVP, CFO, Charles Schwab Investment Management, Inc.; VP, The
3/7/51                Financial Officer.       Charles Schwab Trust Co. ; 1994-96, Controller, Robertson
                                               Stephens Investment Management, Inc.
------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD       SVP, Chief Investment    SVP, Chief Investment Officer, Charles Schwab Investment
4/5/55                Officer.                 Management, Inc.; Chief Investment Officer, The Charles
                                               Schwab Trust Co.
------------------------------------------------------------------------------------------------------------
KOJI E. FELTON        Secretary.               SVP, Chief Counsel, Assistant Corporate Secretary, Charles
3/13/61                                        Schwab Investment Management, Inc.; until 6/98, San Francisco
                                               Branch Chief in Enforcement, U.S. Securities and Exchange
                                               Commission.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE    TRUSTEE SINCE            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD     Family of Funds, 1989;   CEO, Dorward & Associates (management, marketing, marketing
9/23/31               Investments, 1991;       consulting); 1996-99, EVP, Managing Director, Grey
                      Capital Trust, 1993;     Advertising.
                      Annuity Portfolios,
                      1994.
------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES      Family of Funds, 1989;   Chair, CEO, Director, Semloh Financial, Inc. (international
5/15/31               Investments, 1991;       financial services and investment advisory firm.).
                      Capital Trust, 1993;
                      Annuity Portfolios,
                      1994.
------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS    Family of Funds, 1989;   Managing Partner, D.R. Stephens & Co. (investments); until
6/28/38               Investments, 1991;       1996, Chair, CEO, North American Trust (real estate
                      Capital Trust, 1993;     investment).
                      Annuity Portfolios,
                      1994.
------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY     Family of Funds, 1989;   Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43               Investments, 1991;       and investments).
                      Capital Trust, 1993;
                      Annuity Portfolios,
                      1994.
------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER    2000 (all trusts).       Special Advisor to the President, Stanford University;
8/13/60                                        1996-2000 VP, Business Affairs, CFO, Stanford University;
                                               until 2/96, CFO, Eureka Bank; CFO, COO, America First Eureka
                                               Holdings, Inc. (holding company); Director, America First
                                               Cos., (venture capital/fund management), Redwood Trust, Inc.
                                               (mortgage finance), Stanford Hospitals and Clinics, SRI
                                               International (research), LookSmart, Ltd. (internet
                                               infrastructure), PMI Group, Inc. (mortgage insurance), Lucile
                                               Packard Children's Hospital.

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES CONTINUED

NAME AND BIRTHDATE    TRUSTEE SINCE            MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER     2000 (all trusts).       Co-CEO, Aphton Corp (bio-pharmaceuticals); until 8/98, Dean,
11/22/41                                       Haas School of Business, University of California, Berkeley;
                                               Director, Solectron Corp. (manufacturing), Tenera, Inc.
                                               (services and software), Airlease Ltd. (aircraft leasing),
                                               Mission West Properties (commercial real estate), Digital
                                               Microwave Corp. (network equipment).
------------------------------------------------------------------------------------------------------------
GERALD B. SMITH       2000 (all trusts).       Chair, CEO, Founder, Smith Graham & Co. (investment
9/28/50                                        advisors); Director, Pennzoil-Quaker State Co. (oil and gas),
                                               Rorento N.V. (investments -- Netherlands), Cooper Industries
                                               (electrical products); Member, audit committee, Northern
                                               Border Partners, L.P., (energy).

HOW TO READ THIS REPORT


This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]

The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

[GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]

                                                 Table is for illustration only.

In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets.

For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS PAGE]

                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the reporting period.

Symbols that may appear in the Portfolio Holdings:

     + Credit-enhanced security--indicates a security that is backed by the credit of a third party (usually a large financial institution). An issuer uses credit enhancement to give its securities a higher credit rating, which means that the issuer can pay a lower interest rate. From a fund's standpoint, credit enhancements can help lower the risk of default on those securities that carry them.

     o Illiquid restricted security--indicates a security whose resale is subject to legal or contractual restrictions, and has been determined to be illiquid.

     = Delayed-delivery security--indicates a security a fund has arranged to buy but has not yet received. A fund may incur a gain or loss if the value of the security rises or falls between the time the purchase was arranged and the time the security is delivered.

For fixed-rate obligations, the interest rate is set at the time of issue and doesn't change. However, some types of obligations (variable- and floating-rate) are structured so that the rate may be reset at certain times, typically to reflect changes in market interest rates. A fund may own some of both types of securities.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also the amortized cost for those securities.

[GRAPHIC OF SAMPLE OF PORTFOLIO HOLDINGS TABLE]

                                                 Table is for illustration only.


Unlike longer term bonds, money market securities have characteristics (i.e. shorter maturities) that allow their market value to be less sensitive to changes in interest rates or other market factors. Thus, with most money market securities, face value and market value are substantially equal.

In some cases, securities are organized into sub-groups. For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the sub-group. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF SAMPLE OF STATEMENT OF ASSETS AND LIABILITIES]
                                                 Table is for illustration only.

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the reporting period.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the reporting period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from
it).



[GRAPHIC OF SAMPLE OF FEDERAL TAX DATA]
                                                 Table is for illustration only.


Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

[GRAPHIC OF STATEMENT OF OPERATIONS TABLE]

                                                 Table is for illustration only.


The Statement of Operations tells you how much money a fund earned and spent over the course of the reporting period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the reporting period.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities related to managing a fund's portfolio.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information.

This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the reporting period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

HOW TO READ THIS REPORT Continued


[GRAPHIC OF STATEMENTS OF CHANGES IN NET ASSETS TABLE]

                                                 Table is for illustration only.


The Statements of Changes in Net Assets compare a fund's performance during the current reporting period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.

These are the figures for the current reporting period.

These are the figures for the previous reporting period.

GLOSSARY


ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.


--------------------------------------------------------------------------------
PORTFOLIO TERMS

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES    Adjustable convertible extendable security
BAN     Bond anticipation note
COP     Certificate of participation
GAN     Grant anticipation note
GO      General obligation
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond
M/F     Multi-family
RAN     Revenue anticipation note
RB      Revenue bond
S/F     Single-family
TAN     Tax anticipation note
TECP    Tax-exempt commercial paper
TOB     Tender option bond
TOBP    Tender option bond partnership
TRAN    Tax and revenue anticipation note
VRD     Variable-rate demand

--------------------------------------------------------------------------------

GLOSSARY Continued


DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM) See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% / [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

NOTES

NOTES

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1   Shares of Sweep Investments(TM) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY


STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund
Schwab MarketManager Portfolios(R)
     Small Cap Portfolio
     International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios
     Growth Portfolio
     Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

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101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR

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PO Box 7575, San Francisco, CA 94120-7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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